FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes to the allowance for doubtful accounts
Balance at beginning of year	$ 28.1	$ 23.0
Charged to income	21.6	36.1
Utilization	(28.6)	(31.0)
Balance at end of year	$ 21.1	$ 28.1
90 days past due | Credit risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	11.30%	13.00%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	31.10%	32.50%